Income Taxes (Principal components of our net asset (liability) representing deferred income tax balances) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Components of Deferred Tax Assets and Liabilities
Non-U.S. loss carryforwards	$ 3,966
Net deferred income assets (liability)	1,353	(1,430)
Expires WithIn Three Years [Member]
Components of Deferred Tax Assets and Liabilities
Non-U.S. loss carryforwards	41
Expires After Three Year And Before Fifteen Years [Member]
Components of Deferred Tax Assets and Liabilities
Non-U.S. loss carryforwards	75
May Be Carried Indefinitely [Member]
Components of Deferred Tax Assets and Liabilities
Non-U.S. loss carryforwards	3,850
GE
Components of Deferred Tax Assets and Liabilities
Intangible assets	(2,364)	(2,268)
Contract costs and estimated earnings	(3,996)	(3,550)
Depreciation	(1,226)	(1,079)
Investment in global subsidiaries	(979)	(1,077)
Provision for expenses	6,192	5,934
Principal pension plans	7,859	3,436
Retiree insurance plans	3,462	3,154
Non-U.S. loss carryforwards	738	874
Other - net	(914)	(363)
Net deferred income assets (liability)	8,772	5,061
Valuation allowance	2,015	2,089
GECC
Components of Deferred Tax Assets and Liabilities
Intangible assets	(1,956)	(1,907)
Non-U.S. loss carryforwards	3,228	2,835
Other - net	(1,482)	(605)
Operating leases	(6,345)	(6,285)
Financing leases	(4,044)	(4,078)
Net unrealized losses on securities	(511)	(163)
Cash flow hedges	(94)	(121)
Allowance for losses	2,068	2,401
GECC Investment in global subsidiaries	1,717	1,432
Net deferred income assets (liability)	(7,419)	(6,491)
Valuation allowance	$ 544	$ 498